Debt - Debt amounts outstanding (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
External debt	$ 3,139,900,000	$ 2,360,500,000
Less current portion of related party interest bearing debt	(91,700,000)	(234,200,000)
Less current portion of interest bearing debt	(58,300,000)	0
Long-term portion of debt	2,989,900,000	2,126,300,000
Rig Financing Agreements
Debt Instrument [Line Items]
Due to related parties	691,300,000	1,825,200,000
US$1,500 facility
Debt Instrument [Line Items]
Due to related parties	0	643,500,000
Debt, face amount	1,500,000,000	1,500,000,000
US$1,200 facility
Debt Instrument [Line Items]
Due to related parties	86,400,000	90,500,000
Debt, face amount	1,200,000,000	1,200,000,000
US$550 facility
Debt Instrument [Line Items]
Due to related parties	426,200,000	440,000,000
Debt, face amount	550,000,000	550,000,000
US$440 facility
Debt Instrument [Line Items]
Due to related parties	178,700,000	178,600,000
Debt, face amount	440,000,000	440,000,000
US$1,121 facility
Debt Instrument [Line Items]
Due to related parties	0	472,600,000
Debt, face amount	1,121,000,000	1,121,000,000
Other Related Party Debt, Excluding Rig Financing Agreements
Debt Instrument [Line Items]
Due to related parties	209,500,000	535,300,000
US$109.5 vendor financing facility
Debt Instrument [Line Items]
Due to related parties	109,500,000	109,500,000
Debt, face amount	109,500,000.0	109,500,000.0
US$229.9 discount note
Debt Instrument [Line Items]
Due to related parties	0	229,900,000
Debt, face amount	229,900,000.0	229,900,000.0
US$70.0 discount note
Debt Instrument [Line Items]
Due to related parties	0	70,000,000
Debt, face amount	70,000,000.0	70,000,000.0
US$100 discount note
Debt Instrument [Line Items]
Due to related parties	100,000,000	0
Debt, face amount	100,000,000	100,000,000
Credit Facility $300 Million
Debt Instrument [Line Items]
Due to related parties	0	125,900,000
Credit Facilities
Debt Instrument [Line Items]
External debt	2,239,100,000	0
Credit Facilities | US$1,800 facility
Debt Instrument [Line Items]
External debt	1,795,800,000	0
Debt, face amount	1,800,000,000	1,800,000,000
Credit Facilities | US$1,450 facility
Debt Instrument [Line Items]
External debt	443,300,000	0
Debt, face amount	$ 1,450,000,000	$ 1,450,000,000